Trade and other receivables - Summary of Trade and Other Receivables (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Trade and other receivables [abstract]
Trade receivables, net of loss allowance	£ 5,913	£ 5,563
Accrued income	13	18
Prepayments	385	390
Interest receivable	2	1
Employee loans and advances	11	7
Other receivables	1,147	857
Total trade and other receivables	£ 7,471	£ 6,836